Expense Example {- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2030 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2030 Fund- Class A
Expense Example:
1 year	$ 649
3 years	805
5 years	974
10 years	1,456
Fidelity Advisor Freedom Blend 2030 Fund- Class M
Expense Example:
1 year	450
3 years	661
5 years	889
10 years	1,536
Fidelity Advisor Freedom Blend 2030 Fund- Class C
Expense Example:
1 year	255
3 years	478
5 years	825
10 years	1,795
Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor
Expense Example:
1 year	53
3 years	165
5 years	286
10 years	633
Fidelity Advisor Freedom Blend 2030 Fund- Class Z
Expense Example:
1 year	43
3 years	133
5 years	231
10 years	$ 510